SEGMENT INFORMATION (Details)	3 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
SEGMENT INFORMATION
Number of reportable segment | segment	1
Cash	$ 396,210		$ 624,163
Investments held in Trust Account	285,868,994		283,377,276
General and administrative costs	811,301	$ 20,449
Interest earned on investments held in Trust Account	2,491,718
Single reportable segment
SEGMENT INFORMATION
Cash	396,210		624,163
Investments held in Trust Account	285,868,994		$ 283,377,276
General and administrative costs	811,301	$ 20,449
Interest earned on investments held in Trust Account	$ 2,491,718